Consolidated Balance Sheets (USD $)	Dec. 31, 2012	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2009	Jun. 30, 2008	Jun. 30, 2007	Jun. 30, 2006	Jun. 30, 2005	Jun. 24, 2005
Current assets:
Cash	$ 3,456,678	$ 27,689	$ 952,401	$ 9,703
Deferred financing costs	0		103,250
Prepaid expenses and advances	45,936	8,841	41,809
Total current assets	3,502,614	36,530	1,097,460
Mineral rights	63,741,000	63,741,000	64,041,000
Property and equipment, net	152,647	175,220
Other assets	11,183	10,650
Total non-current assets	63,904,830	63,926,870	64,041,000
Total assets	67,407,444	63,963,400	65,138,460
Current liabilities:
Accounts payable	536,133	2,331,722	259,992
Accounts payable - related parties	6,329	104,326	110,986
Accrued expenses	627,144	994,827	433,028
Accrued registration rights penalties	518,243	518,243
Zero-coupon convertible debt, net of discount of $150,666 and $-0-, respectively	1,729,334	1,783,181	372,764
Notes payable	50,000	1,200,000	95,000
Convertible notes payable	45,000	45,000
Total current liabilities	3,512,183	6,977,299	1,271,770
Derivative liabilities - warrant instruments	6,062,386	7,653,928	15,244,754
Total liabilities	9,574,569	14,631,227	16,516,524
Commitments and contingencies
Stockholders' equity:
Preferred stock, $0.001 par value, 10,000,000 shares authorized; no shares issued and outstanding
Common stock, $0.001 par value, 990,000,000 shares authorized; 393,808,252 and 323,782,553 shares issued and outstanding as of December 31, 2012 and June 30, 2012, respectively	393,808	323,783	279,914
Additional paid-in capital	69,073,232	63,578,079	58,307,796
Other comprehensive income		83,563
Deficit accumulated during exploration stage	(34,598,594)	(37,773,845)	(35,461,774)
Total stockholders' equity of Li3 Energy, Inc.	34,868,446	26,211,580	23,125,936	(86,210)	(18,305)	27,351	43,432	7,500
Non-controlling interests	22,964,429	23,120,593	25,496,000
Total stockholders' equity	57,832,875	49,332,173	48,621,936	(86,210)	(18,305)	27,351	43,432	7,500
Total liabilities and stockholders' equity	$ 67,407,444	$ 63,963,400	$ 65,138,460